37. NEW ACCOUNTING PRONOUNCEMENTS NOT ADOPTED	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements Not Adopted
NEW ACCOUNTING PRONOUNCEMENTS NOT ADOPTED

37.1.      IFRS 16 - Leases

The Company has assessed the estimated impact arising from adoption of this pronouncement in its consolidated financial statement, as described below. We emphasize that the effective impact of adoption on January 01, 2019 may change due to:

-       the Company is concluding the implementation, testing and assessment of controls over its new IT systems for the management of leasing agreements;

-       the discount rate; and

-       an assessment whether it will exercise any renewal options and the choice to use practical expedients and recognition exemptions.

IFRS 16 introduces a single model for the accounting of leases for the lessee, for which should be recognized a right-of-use the underlying asset and a lease liability representing its obligation to make payments. Assets classified as short-term lease and lease of low-value items, are exempt from this treatment. The accounting model for lessor remains unchanged, meaning the lessors continue to classify the leases as financial or operating.

For leases in which the Company is a lessee, will be recognize new assets and liabilities arising from lease agreements of lands, outgrowers relationship, offices, distribution centers, vehicles, among others. The nature of expenses related to those lease agreements will now change because the Company will recognise a depreciation charge for right-of-use assets and interest expense on lease liabilities.

Previously, the Company recognised operating lease expense on a straight-line basis over the term of the lease.

Based on information currently available, the Company estimates that it will recognise in its consolidated financial statement a right-of-use asset and a lease liability of approximately R$2,700.0 on January 01, 2019. Given the complexity of the topic, until the initial adoption of this standard there may be a variation in relation to the estimated value which the Company estimates to be up to 20% of the amount disclosed herein. The adoption of IFRS 16 does not affect the Company's ability to comply with any contractual agreements.

At the date of initial adoption, the Company will choose the modified retrospective approach, whose cumulative effect will be recognised as an adjustment to the opening balance of retained earnings on January 01, 2019, with no comparative information.

The Company will choose to use the exemptions provided by the pronouncement for lease agreements whose term expires in 12 months from the date of initial adoption and lease agreements whose underlying asset is low-value.

37.2.      IFRIC 23 Uncertainty over Income Tax Treatments

The interpretation IFRIC 23 clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. In such a circumstance, the Company shall recognize and measure its current or deferred tax asset or liability applying the requirements in IAS 12 based on taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates determined applying this interpretation. The interpretation is valid from January 1, 2019.

The Company is analyzing relevant tax decisions of superior courts and if it conflicts anyhow with the positions adopted by the Company. For already known uncertain tax positions the Company is also reviewing corresponding legal opinions. At present, the Company has not identified any material impact that should be disclosed or recorded.